INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Detailed Information about Intangible Assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Management contracts	25
Customer relationships	22
Other	4 to 88
The following table presents the components of the partnership’s intangible assets as of June 30, 2024 and December 31, 2023:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Cost	$1,138	$1,138
Accumulated amortization	(97)	(84)
Total intangible assets	$1,041	$1,054

The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2024 and the year ended December 31, 2023:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Balance, beginning of period	$1,054	$966
Acquisitions	10	9
Disposals	(2)	1
Amortization	(14)	(29)
Acquisition of Foreign Investments(1)	—	60
Foreign currency translation	(7)	49
Other	—	(2)
Balance, end of period	$1,041	$1,054
(1)See Note 28, Related Parties for further information on the Acquisition of Foreign Investments.